INTEREST EXPENSES	12 Months Ended
Dec. 31, 2024
INTEREST EXPENSES
INTEREST EXPENSES

22.    INTEREST EXPENSES

	Year ended December 31,
	2022	2023	2024

	(HK$ in thousands)
Interest expenses for securities borrowed	209,788	737,777	1,373,662
Interest expenses for margin financing	82,715	171,582	239,987
Interest expenses for other businesses	—	1,400	3,801
Total	292,503	910,759	1,617,450